ORGANIZATION - Summary of Cash Flows of VIE Included in Consolidated Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
ORGANIZATION
Net cash (used in) provided by operating activities	¥ 1,026,026,460	$ 144,512,804	¥ (567,385,052)	¥ (404,390,831)
Net cash provided by investing activities	2,124,698,277	299,257,494	1,959,528,803	2,661,222,986
Net cash used in financing activities	(1,193,778,999)	(168,140,255)	(2,990,208,748)	(1,946,434,308)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	48,897,458	6,887,063	270,267,366	(15,008,806)
Consolidated VIE
ORGANIZATION
Net cash (used in) provided by operating activities	969,040,392	136,486,485	(599,053,407)	(374,886,851)
Net cash provided by investing activities	1,369,020,741	192,822,539	1,084,633,210	744,832,757
Net cash used in financing activities	¥ (949,602,067)	$ (133,748,654)	(1,020,359,284)	(554,832,190)
Effect of exchange rate changes on cash, cash equivalents and restricted cash			¥ 175,763	¥ (55,087)